REVENUE - Summary of Revenue Disaggregated by Product Type (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 37,764	$ 39,594	$ 78,204	$ 80,229
Casino
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	18,434	23,737	39,991	48,313
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	17,707	15,139	34,865	30,640
Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 1,623	$ 718	$ 3,348	$ 1,276